UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-3333

Exact Name of Registrant as Specified in Charter:  USAA TAX EXEMPT FUND, INC.

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA TAX EXEMPT FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  JUNE 30, 2006



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA TAX EXEMPT MONEY MARKET FUND - 1ST QUARTER REPORT - PERIOD ENDED JUNE 30, 2006



[LOGO OF USAA]
   USAA(R)

                                 USAA TAX EXEMPT
                                        MONEY MARKET Fund

                                  [GRAPHIC OF USAA TAX EXEMPT MONEY MARKET FUND]

                      1st Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    JUNE 30, 2006                                 USAA NATIONAL TAX-EXEMPT FUNDS

                                                                      (Form N-Q)

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USAA TAX EXEMPT MONEY MARKET FUND
JUNE 30, 2006 (UNAUDITED)

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

         VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

         PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

         FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

         The Fund's investments consist of securities that meet the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Investment Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

              (LOC) Principal and interest payments are guaranteed by a bank letter of credit.

              (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: ABN AMRO Bank N.V., Bank of America, N.A., Citibank, N.A., Citigroup, Inc., Citizens Bank of Massachusetts, DEPFA Bank plc, Deutsche Postbank, JPMorgan Chase Bank, N.A., Merrill Lynch & Co., Morgan Stanley, RBC Centura Bank, U.S. Bank, N.A., or Wachovia Bank, N.A.

              (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from one of the following: Du Pont (E.I.) De Nemours and Co., Fannie Mae, Freddie Mac, Minnesota GO, Montana Board of Investments Intercap Program, Monumental Life Insurance Co., National Rural Utility Corp., or Texas Permanent School Fund.

              (INS) Principal and interest payments are insured by one of the following: Assured Guaranty Corp., AMBAC Assurance Corp., N.A., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., Radian Asset Assurance, or XL Capital Assurance. The insurance does not guarantee the value of the security.
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USAA TAX EXEMPT MONEY MARKET FUND
JUNE 30, 2006 (UNAUDITED)

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

              COP     Certificate of Participation

              CP      Commercial Paper

              EDC     Economic Development Corp.

              GO      General Obligation

              GOAA    General Obligation Aid Anticipation

              IDA     Industrial Development Authority/Agency

              IDB     Industrial Development Board

              IDRB    Industrial Development Revenue Bond

              ISD     Independent School District

              MERLOT  Municipal Exempt Receipts-Liquidity Optional Tender

              MFH     Multifamily Housing

              MLO     Municipal Lease Obligation

              PCRB    Pollution Control Revenue Bond

              P-FLOAT Puttable Floating Option Tax-Exempt Receipts

              PUTTER  Puttable Tax-Exempt Receipts

              RB      Revenue Bond

              ROC     Reset Option Certificates

              TOC     Tender Option Certificates

              TRAN    Tax Revenue Anticipation Note
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                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
JUNE 30, 2006 (UNAUDITED)

PRINCIPAL                                                                                     COUPON            FINAL
   AMOUNT    SECURITY                                                                           RATE         MATURITY        VALUE
----------------------------------------------------------------------------------------------------------------------------------
             VARIABLE-RATE DEMAND NOTES (89.9%)

             ALABAMA (3.9%)
             Birmingham Medical Clinic Board RB,
  $ 6,500       Series 1998 (LOC - Wachovia Bank, N.A.)                                         3.98%      10/01/2028   $    6,500
    3,095       Series 2002A (LOC - Columbus Bank & Trust Co.)                                  4.15        2/01/2012        3,095
    2,500    Cleburne County Economic and Industrial Development Auth. RB,
                Series 2005 (LOC - Bank of New York)                                            4.05       11/01/2030        2,500
    5,900    Greater Montgomery Educational Building Auth. RB,
                Series 2003A (LOC - AmSouth Bank, N.A.)                                         4.09        6/01/2023        5,900
    2,480    Huntsville Educational Building RB (Oakwood College Project)
                (LOC - First Commercial Bank)                                                   4.17       12/01/2022        2,480
   10,000    Jefferson County Limited Obligation School Warrants,
                Series 2005B (LIQ) (INS)                                                        3.99        1/01/2027       10,000
    4,900    Jefferson County Public Park and Recreation Board RB,
                Series 2005 (LOC - AmSouth Bank, N.A.)                                          4.04        9/01/2025        4,900
    2,600    Marengo County Port Auth. RB (LOC - Compass Bank)                                  4.05        7/01/2026        2,600
             Mobile Special Care Facilities Financing Auth. RB,
    2,250       Series 2001 (LOC - Wachovia Bank, N.A.)                                         4.03        7/01/2021        2,250
    1,320       Series 2001 (LOC - Wachovia Bank, N.A.)                                         4.03        6/01/2026        1,320
   13,335    Ridge Improvement District Bond,
                Series 2000 (LOC - AmSouth Bank, N.A.)                                          4.05       10/01/2025       13,335
   17,935    Southeast Gas District RB, Series 2003B (LIQ) (INS)                                4.05        6/01/2023       17,935
    6,195    Sumiton Educational Building Auth. RB (East Walker Education and
                Development Project) (LOC - First Commercial Bank)                              4.17        5/01/2032        6,195
   13,900    Tuscaloosa Educational Building Auth. RB,
                Series 2002A (LOC - AmSouth Bank, N.A.)                                         4.09       10/01/2023       13,900

             ALASKA (1.3%)
    2,210    Anchorage Electric RB, Series 2005A, PUTTER, Series 1128 (LIQ) (INS)(a)            4.01        6/01/2013        2,210
   16,995    Housing Finance Corp. RB, ABN AMRO MuniTOPS Certificates Trust,
                Series 2005-18 (LIQ) (INS)(a)                                                   4.02        6/01/2013       16,995
    2,070    Industrial Development and Export Auth. RB,
                Series 1988A, Lot 6 (LOC - Bank of America, N.A.)                               4.51        7/01/2006        2,070
    8,100    International Airports System RB, Series 2006B, ABN AMRO MuniTOPS
                Certificates Trust, Series 2006-9 (LIQ) (INS)(a)                                4.02       10/01/2014        8,100

             ARIZONA (0.9%)
    1,000    Maricopa County IDA IDRB, Series 1992                                              4.20        6/01/2007        1,000
    8,280    Phoenix Civic Improvement Corp. Excise Tax RB,
                Series 2005A, PUTTER, Series 1218 (LIQ) (INS)(a)                                4.03        7/01/2013        8,280
    4,125    Phoenix IDA Government Office Lease RB (MLO),
                Series 2005, PUTTER, Series 1119 (LIQ) (INS)(a)                                 4.01        9/15/2013        4,125
    8,500    Verrado Western Overlay Community Facilities District GO,
                Series 2004 (LOC - Compass Bank)                                                4.05        7/01/2029        8,500

             CALIFORNIA (0.8%)
             Golden State Tobacco Securitization Corp. RB,
    1,000       Series 2003B, TOCs Trust, Series 2004-B (LIQ) (INS)(a)                          4.00        6/01/2028        1,000
    4,975       Series 2005A, TOC, Series Z-4 (LIQ) (INS)(a)                                    4.03       12/13/2023        4,975
    2,535       Series 2005A, TOC, Series Z-5 (LIQ) (INS)(a)                                    4.03        5/06/2022        2,535
    6,000    Long Beach USD GO, 1999 Series F, ABN AMRO MuniTOPS Certificates Trust,
                Series 2004-34 (LIQ) (INS)(a)                                                   4.00        2/01/2011        6,000
      500    Los Angeles Senior COP (MLO), Series 2000, MERLOT, Series 2000 NN (LIQ) (INS)(a)   4.00       11/01/2031          500

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                   of INVESTMENTS (continued)
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USAA TAX EXEMPT MONEY MARKET FUND
JUNE 30, 2006 (UNAUDITED)

PRINCIPAL                                                                                     COUPON            FINAL
   AMOUNT    SECURITY                                                                           RATE         MATURITY        VALUE
----------------------------------------------------------------------------------------------------------------------------------
  $ 1,000    Sacramento County Sanitation Districts Financing Auth. RB,
                Series 2004A, Eagle Tax-Exempt Trust, 20060023-A (LIQ) (INS)(a)                 4.01%      12/01/2035   $    1,000
    2,200    Sonoma County Junior College District GO, Series 2002B, ABN AMRO
                MuniTOPS Certificates Trust, Series 2005-63 (LIQ) (INS)(a)                      4.00        8/01/2013        2,200

             COLORADO (7.8%)
    5,000    Arista Metropolitan District Parking Special Ltd. RB, Senior
                Series 2006A (LOC - Compass Bank)                                               4.08       12/01/2030        5,000
    9,570    Aspen Valley Hospital District RB, Series 2003 (LOC - Zions
                First National Bank)                                                            4.00       10/15/2033        9,570
    2,500    Brighton Crossing Metropolitan District No. 4 Bonds, Series 2004
                (LOC - Compass Bank)                                                            4.12       12/01/2034        2,500
   12,000    Broomfield Urban Renewal Auth. Tax Increment RB,
                Series 2005 (LOC - BNP Paribas)                                                 3.99       12/01/2030       12,000
    2,450    Colorado Springs RB, Series 2003                                                   3.97        6/01/2023        2,450
    6,000    Commerce City Northern Infrastructure General Improvement District GO,
                Series 2006 (LOC - U.S. Bank, N.A.)                                             4.00       12/01/2028        6,000
    7,200    COP (MLO), Series 2005B, ROC Trust II-R, Series 502 (LIQ) (INS)(a)                 4.01       11/01/2030        7,200
    5,000    Cornerstone Metropolitan District Number 1 RB,
                Series 2006 (LOC - Bank of America, N.A.)                                       4.00       12/01/2036        5,000
    5,900    Crystal Valley Metropolitan District No. 1 RB, Series 2004
                (LOC - Wells Fargo Bank, N.A.)                                                  3.97       10/01/2034        5,900
    4,580    Denver Urban Renewal Auth. RB,
                Series 2002 (LOC - Zions First National Bank)                                   4.07       12/01/2015        4,580
             Educational and Cultural Facilities Auth. RB,
    6,300       Series 1998 (LOC - JPMorgan Chase Bank, N.A.)                                   4.05        8/01/2013        6,300
    6,950       Series 2004 (LOC - Zions First National Bank)                                   4.13        6/01/2034        6,950
    3,300       Series 2004 (LOC - Western Corp. Federal Credit Union)                          4.02        7/01/2034        3,300
    3,200       Series 2004 (LOC - Wells Fargo Bank, N.A.)                                      3.97        7/01/2034        3,200
    1,200       Series 2004 (LOC - Zions First National Bank)                                   3.97        9/01/2034        1,200
   10,000       Series 2005 (LOC - Western Corp. Federal Credit Union)                          4.01        5/01/2030       10,000
    3,700       Series 2005 (LOC - Wells Fargo Bank, N.A.)                                      3.97        7/01/2030        3,700
   49,100       Series 2005 (LOC - Western Corp. Federal Credit Union)                          4.07        9/01/2035       49,100
    2,500    El Paso County Economic Development RB,
                Series 1996 (LOC - JPMorgan Chase Bank, N.A.)                                   4.20       11/01/2021        2,500
    4,365    Erie COP (MLO), Series 2005 (LOC - Key Bank, N.A.)                                 4.01       11/01/2035        4,365
             Health Facilities Auth. RB,
    1,240       Series 1995 (LOC - JPMorgan Chase Bank, N.A.)                                   4.20        9/01/2015        1,240
    1,445       Series 1998C (LOC - JPMorgan Chase Bank, N.A.)                                  4.20        1/01/2018        1,445
    1,700    Housing and Finance Auth. IDA RB, Series 2003 (LOC - U.S. Bank, N.A.)              4.07        4/01/2009        1,700
             Postsecondary Educational Facilities Auth. RB,
    1,400       Series 1996 (LOC - Wells Fargo Bank, N.A.)                                      4.07        6/01/2011        1,400
    2,200       Series 1998 (LOC - JPMorgan Chase Bank, N.A.)                                   4.20        4/01/2013        2,200
    4,100    Southeast Public Improvement Metropolitan District GO,
                Series 2004 (LOC - U.S. Bank, N.A.)                                             4.02       11/15/2034        4,100
   17,000    Southern Ute Indian Reservation RB, Series 2001(a)                                 4.00       11/01/2031       17,000
    4,000    Water Valley Metropolitan District No. 2 GO,
                Series 2005 (LOC - Wells Fargo Bank, N.A.)                                      3.97       12/01/2024        4,000

             CONNECTICUT (0.2%)
    4,700    Development Auth. Airport Hotel RB, Series 2006A (LOC - Banknorth, N.A.)           4.00       12/01/2028        4,700

             DISTRICT OF COLUMBIA (0.2%)
    5,545    RB, Series 2005A                                                                   4.02       10/01/2034        5,545

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                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
JUNE 30, 2006 (UNAUDITED)

PRINCIPAL                                                                                     COUPON            FINAL
   AMOUNT    SECURITY                                                                           RATE         MATURITY        VALUE
----------------------------------------------------------------------------------------------------------------------------------
             FLORIDA (3.4%)
  $ 1,730    Alachua County RB, Series 2004 (LOC - Wachovia Bank, N.A.)                         4.03%       6/01/2025   $    1,730
    1,000    Dade County IDA RB, Series 1982                                                    4.48       11/15/2017        1,000
   12,000    Highlands County Health Facilities Auth. RB, Series 2003C                          4.00       11/15/2021       12,000
    5,960    Jacksonville Economic Development Commission Health Care Facilities RB,
                Series 2003A (LOC - Fortis Bank and JPMorgan Chase Bank, N.A.)                  3.98        9/01/2023        5,960
   10,525    Jacksonville PCRB, Series 1995                                                     4.01        5/01/2029       10,525
             Lee County IDA Health Care RB,
    3,700       Series 1999A (LOC - Fifth Third Bank)                                           3.99       12/01/2029        3,700
    1,900       Series 2002 (LOC - Bank of America, N.A.)                                       3.97       11/01/2032        1,900
    6,410    Lee County Transportation Facilities Refunding RB,
                Series 2005A, Floater Certificates, Series 1247 (LIQ) (INS)(a)                  4.01       10/01/2027        6,410
             Lee Memorial Health System Hospital RB,
    9,200       Series 1985D                                                                    4.02        4/01/2020        9,200
      100       Series 1995A                                                                    4.02        4/01/2025          100
    1,600       Series 1997B                                                                    4.02        4/01/2027        1,600
      900    Miami-Dade County IDA RB, Series 2004 (LOC - SunTrust Bank)                        3.97        6/01/2024          900
    2,535    Miami-Dade County School Board COP (MLO), Series 2006A, Eagle Tax-Exempt Trust,
                Series 20060071 (LIQ) (INS)(a)                                                  4.02       11/01/2031        2,535
      400    Orange County IDA RB, Series 1998 (LOC - Wachovia Bank, N.A.)                      4.03       10/01/2018          400
    4,780    Orange County Sales Tax RB, Series 2002B, ABN AMRO MuniTOPS Certificates Trust,
                Series 2002-27 (LIQ) (INS)(a)                                                   4.00        1/01/2011        4,780
    2,000    Palm Beach County RB, Series 2004 (LOC - Northern Trust Co.)                       3.99        3/01/2034        2,000
      105    Putnam County Development Auth. RB, Series 1984-H1 (NBGA)                          4.08        3/15/2014          105
    2,080    Sarasota County Public Hospital Board RB, Series 2003A                             4.05        7/01/2037        2,080
    3,950    St. Petersburg Health Facilities Auth. RB,
                Series 1999 (LOC - Wachovia Bank, N.A.)                                         3.98        1/01/2024        3,950
             Tallahassee Capital Bonds,
    2,600       Series 2004, PUTTER, Series 606 (LIQ) (INS)(a)                                  4.01       10/01/2012        2,600
    2,355       Series 2004, PUTTER, Series 607 (LIQ) (INS)(a)                                  4.01       10/01/2012        2,355
    4,075    Univ. Athletic Association, Inc. RB, Series 2001 (LOC - SunTrust Bank)             4.05       10/01/2031        4,075

             GEORGIA (2.2%)
    4,500    Atlanta Development Auth. Student Housing Facilities RB,
                Series 2005A, Solar Eclipse Certificates, Series 2006-24 (LIQ) (INS)(a)         4.00        9/01/2013        4,500
   10,000    Atlanta Subordinate Lien Tax Allocation Bonds,
                Series 2006 (LOC - Wachovia Bank, N.A.)(a)                                      4.07       12/01/2024       10,000
    2,100    Atlanta Water and Wastewater RB, Series 2004, Floater Certificates,
                Series 2006-1355 (LIQ) (INS)(a)                                                 4.01       11/01/2034        2,100
             Columbus Development Auth. RB,
    6,000       Series 2004 (LOC - Columbus Bank & Trust Co.)                                   4.04       12/01/2033        6,000
    4,250       Series 2005 (LOC - Columbus Bank & Trust Co.)                                   4.01        9/01/2030        4,250
    1,175       Series 2005A (LOC - Columbus Bank & Trust Co.)                                  4.01        9/01/2030        1,175
    6,000       Series 2006 (LOC - Columbus Bank & Trust Co.)                                   4.02        5/01/2031        6,000
   10,235    Columbus Hospital Auth. Revenue Certificates,
                Series 2000A (LOC - Columbus Bank & Trust Co.)                                  4.01        1/01/2031       10,235
    4,700    Fulton County Development Auth. RB, Series 2006 (LOC - Bank of North Georgia)      4.02        3/01/2026        4,700
    1,275    Monroe County Development Auth. Pollution Control RB, Series 2000 (LIQ) (INS)      4.02        1/01/2021        1,275
    1,660    Peachtree Development Auth. RB, Series 1988 (LOC - SunTrust Bank)                  4.05        7/01/2010        1,660

             ILLINOIS (5.7%)
    8,880    Bolingbrook, Will and DuPage Counties Tax Increment RB,
                Series 2005 (LOC - Sumitomo Mitsui Banking Corp.)                               4.04        1/01/2025        8,880
    9,995    Chicago GO, Project & Refunding Bonds, Series 2004A, ABN AMRO MuniTOPS
                Certificates Trust, Series 2005-31 (LIQ) (INS)(a)                               4.02        7/01/2012        9,995
    2,770    Chicago Heights RB, Series 2002A (LOC - JPMorgan Chase Bank, N.A.)                 4.05        3/01/2017        2,770

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                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
JUNE 30, 2006 (UNAUDITED)

PRINCIPAL                                                                                     COUPON            FINAL
   AMOUNT    SECURITY                                                                           RATE         MATURITY        VALUE
----------------------------------------------------------------------------------------------------------------------------------
  $ 5,500    Chicago O'Hare International Airport RB, Series 2005A, ROC Trust II-R,
                Series 494 (LIQ) (INS)(a)                                                       4.01%       1/01/2026   $    5,500
    2,790    Community Unit School District No. 205, DuPage and Cook Counties GO,
                Series 2006A, ROC Trust II-R, Series 1073 (LIQ) (INS)(a)                        4.01        1/01/2025        2,790
    3,500    Cook County GO Capital Improvement Bonds, Series 2002C, MERLOT,
                Series 2003 B-11 (LIQ) (INS)(a)                                                 4.01       11/15/2025        3,500
    3,000    Crestwood Village RB, Series 2004 (LOC - Fifth Third Bank)                         4.02       12/01/2023        3,000
    4,200    Development Finance Auth. PCRB, Series 1993                                        4.08        1/01/2016        4,200
             Development Finance Auth. RB,
    2,330       Series 1997 (LOC - National Bank of MI/IL)                                      4.04        5/01/2018        2,330
    1,655       Series 1998 (LOC - Northern Trust Co.)                                          4.20        8/01/2022        1,655
    2,900       Series 2003 (Jewish Council for Youth Services Project)
                (LOC - Harris Trust & Savings Bank)                                             4.06        9/01/2028        2,900
    2,830       Series 2003 (LEARN Charter School Project) (LOC - Harris Trust & Savings Bank)  4.06        9/01/2033        2,830
    3,325    Finance Auth. RB, Series 2006 (Adas Yeshurun Project) (LOC - Fifth Third Bank)     4.07        3/01/2031        3,325
             Greater Chicago Metropolitan Water Reclamation District GO RB,
   18,190       Series 2006, ABN AMRO MuniTOPS Certificates Trust, Series 2006-29 (LIQ)(a)      4.02        6/01/2014       18,190
    2,050       Unlimited Tax Series of May, 2006, ROC Trust II-R, Series 1075 (LIQ)(a)         4.01       12/01/2027        2,050
    4,900       Unlimited Tax Series of May, 2006, ROC Trust II-R, Series 6077 (LIQ)(a)         4.01       12/01/2026        4,900
    7,210       Unlimited Tax Series of May, 2006, ROC Trust II-R, Series 7027 (LIQ)(a)         4.01       12/01/2027        7,210
    9,765    Hazel Crest Retirement RB, Series 1992A (LOC - DEPFA Bank, plc)                    4.02        2/01/2030        9,765
    1,970    Health Facilities Auth. RB, Series 2003B (Villa St. Benedict Project)
                (LOC - KBC Bank, N.V.)                                                          4.05       11/15/2010        1,970
    1,700    McHenry County Community Unit School District Number 200 GO Capital Appr.
                School Building Bonds, Series 2006B, PUTTER, Series 1363 (LIQ) (INS)(a)         4.04        1/15/2020        1,700
    5,375    Quincy, Adams County RB, Series 1997 (LOC - Bank of America, N.A.)                 4.05        6/01/2022        5,375
    2,500    Schaumburg GO Bonds, Series 2004B, Floater Certificates,
                Series 2006-1345 (LIQ) (INS)(a)                                                 4.01       12/01/2038        2,500
    4,249    Springfield Airport Auth. RB, Series 1986                                          4.06       10/15/2016        4,249
   14,740    St. Clair County Industrial Building RB, Series 1994 (NBGA)                        3.99        8/20/2032       14,740
    2,000    Toll Highway Auth. RB, Series 2005A, ROC Trust II-R,
                Series 11-R-6073 (LIQ) (INS)(a)                                                 4.01        1/01/2023        2,000
    5,220    Univ. Board of Trustees RB, Series 2005A, PUTTER, Series 1244 (LIQ) (INS)(a)       4.03        4/01/2013        5,220

             INDIANA (2.3%)
      670    Crawfordsville Economic Development RB,
                Series 1999B (LOC - Federal Home Loan Bank of Indianapolis)                     4.07        1/01/2030          670
    9,740    Development Finance Auth. Educational Facilities RB,
                Series 2003 (LOC - Key Bank, N.A.)                                              4.02        1/01/2023        9,740
    6,600    Educational Facilities Auth. RB, Series 2000A (LOC - Fifth Third Bank)             4.05       12/01/2029        6,600
    9,995    Hammond Multi School Building Corp. RB (MLO),
                Series 2004, ABN AMRO MuniTOPS Certificates Trust,
                Series 2004-50 (LIQ) (INS)(a)                                                   4.02        1/15/2013        9,995
    1,300    Huntington Economic Development RB, Series 1990                                    4.25        6/26/2014        1,300
    5,615    Indiana Bond Bank RB, Series 2002B (LOC - Huntington National Bank)                4.15        1/01/2025        5,615
    3,380    Indianapolis Economic Development RB, Series 1997 (LOC - National
                Bank of Midwest)                                                                4.04        5/01/2018        3,380
    8,000    Lawrence Economic Development RB, Series 2002 (LOC - Fifth Third Bank)             4.02       11/01/2030        8,000
    2,295    Seymour Economic Development RB, Series 2002 (LOC - National City Bank, KY)        4.08       10/01/2022        2,295
    6,000    Winona Lake Economic Development RB, Series 2006 (LOC - Fifth Third Bank)          4.04        6/01/2031        6,000

             IOWA (1.8%)
             Chillicothe PCRB,
    6,850       Series 1993                                                                     4.08        1/01/2023        6,850
    3,100       Series 1993A                                                                    4.08        5/01/2023        3,100
   12,750    Council Bluffs PCRB, Series 1995                                                   4.08        1/01/2025       12,750

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
JUNE 30, 2006 (UNAUDITED)

PRINCIPAL                                                                                     COUPON            FINAL
   AMOUNT    SECURITY                                                                           RATE         MATURITY        VALUE
----------------------------------------------------------------------------------------------------------------------------------
             Finance Auth. RB,
  $ 7,400       Series 1985A (NBGA)                                                             4.02%      11/01/2015   $    7,400
    3,675       Series 1999 (LOC - Wells Fargo Bank, N.A.)                                      4.07        2/01/2019        3,675
    5,905       Series 1999 (LOC - Wells Fargo Bank, N.A.)                                      3.97        3/01/2019        5,905
    2,600    Higher Education Loan Auth. RB, Series 1999 (LOC - JPMorgan Chase Bank, N.A.)      4.20        3/01/2029        2,600

             KANSAS (0.6%)
    4,335    North Newton Health Care Facilities RB, Series 2003 (LOC - U.S. Bank, N.A.)        4.07        1/01/2023        4,335
    7,780    Olathe MFH RB, Series 2003A (NBGA)                                                 3.99        1/01/2034        7,780
    3,010    Wichita Water and Sewer Utility RB, Series 2005C, PUTTER,
               Series 1136 (LIQ) (INS)(a)                                                       4.01       10/01/2013        3,010

             KENTUCKY (3.5%)
    2,160    Boone County Industrial Building RB, Series 2001
                (LOC - JPMorgan Chase Bank, N.A.)                                               4.20       11/01/2021        2,160
   50,685    Economic Development Finance Auth. RB, Series 1998 (LIQ) (INS)                     4.04        8/01/2018       50,685
    2,000    Frankfort Economic Development RB, Series 1990                                     4.25        5/07/2014        2,000
             Hancock County Industrial Building RB,
    9,005       Series 1990 (LOC - SunTrust Bank)                                               4.12        7/01/2010        9,005
    9,490       Series 1991 (LOC - SunTrust Bank)                                               4.12        7/01/2011        9,490
    2,370    Lexington-Fayette Urban County Government RB,
                Series 2001 (LOC - JPMorgan Chase Bank, N.A.)                                   4.20        7/01/2021        2,370
             Mason County PCRB,
    4,850       Series 1984B-1 (NBGA)                                                           4.08       10/15/2014        4,850
    1,500       Series 1984B-2 (NBGA)                                                           4.08       10/15/2014        1,500

             LOUISIANA (0.9%)
             Ascension Parish PCRB,
    1,550       Series 1990                                                                     4.25        9/01/2010        1,550
      600       Series 1992                                                                     4.25        3/01/2011          600
    3,965    Public Facilities Auth. IDRB, Series 1996 (LOC - Regions Bank)                     4.05       12/01/2014        3,965
    1,100    Public Facilities Auth. PCRB, Series 1992                                          4.25        8/01/2017        1,100
             Public Facilities Auth. RB,
   10,105       Series 1999 (LOC - Bank of New York)                                            4.05        4/01/2021       10,105
    4,260       Series 2006 (LOC - AmSouth Bank, N.A.)                                          4.02        6/01/2026        4,260

             MARYLAND (3.2%)
    5,305    Anne Arundel County RB, Issue 1996 (LOC - Manufacturers & Traders Trust Co.)       4.07        7/01/2021        5,305
    7,365    Baltimore County Auth. RB, Series 2001 (LOC - Manufacturers & Traders Trust Co.)   4.02        1/01/2021        7,365
    1,000    Baltimore County IDA RB, Series 1994                                               4.20        3/01/2014        1,000
    4,920    Baltimore County RB, Issue 1996 (LOC - Manufacturers & Traders Trust Co.)          4.07       12/01/2021        4,920
   14,075    Health and Educational Facilities Auth. RB, Series 2003B
                (LOC - Manufacturers & Traders Trust Co.)                                       4.02        1/01/2033       14,075
   22,355    Montgomery County Auth. Golf Course System RB,
                Series 2002 (LOC - Manufacturers & Traders Trust Co.)                           4.07       12/01/2027       22,355
   20,200    Montgomery County MFH RB, Series 1993, Issue I (NBGA)(a)                           4.05       11/01/2020       20,200

             MASSACHUSETTS (3.4%)
   10,000    Development Finance Agency RB, Series 2005A (LIQ) (INS)                            4.02        7/01/2035       10,000
   10,000    Health and Educational Facilities Auth. RB, Series 2004D (LIQ) (INS)               4.02       11/15/2035       10,000
    8,650    Industrial Development Finance Agency RB,
                Series 1985 (LOC - Wachovia Bank, N.A.)                                         3.74        4/01/2010        8,650
       35    Industrial Finance Agency Mortgage RB, Series 1992 (LOC - Sumitomo
                Mitsui Banking Corp.)                                                           3.95        8/01/2026           35

8

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
JUNE 30, 2006 (UNAUDITED)

PRINCIPAL                                                                                     COUPON            FINAL
   AMOUNT    SECURITY                                                                           RATE         MATURITY        VALUE
----------------------------------------------------------------------------------------------------------------------------------
  $23,990    Revere Housing Auth. MFH RB, Series 1991C (LOC - Societe Generale)                 4.02%       9/01/2028   $   23,990
             School Building Auth. Dedicated Sales Tax RB,
    6,000       Series 2005A, PUTTER, Series 1185 (LIQ) (INS)(a)                                4.03        8/15/2013        6,000
    7,730       Series 2005A, PUTTER, Series 1197 (LIQ) (INS)(a)                                4.03        8/15/2013        7,730
   13,155    State Development Finance Agency RB, Series 2004 (LOC - Banknorth, N.A.)           4.03        3/01/2034       13,155

             MICHIGAN (2.2%)
    8,625    Macomb County Hospital Finance Auth. RB, Series 2003A-2
                (LOC - Comerica Bank, N.A.)                                                     4.02       10/01/2020        8,625
   33,145    Oakland County EDC Limited Obligation RB, Series 2004 (LOC - Fifth Third Bank)     4.05        3/01/2029       33,145
   10,000    Strategic Fund Limited Obligation RB, Series 2003B-1                               4.12        6/01/2014       10,000

             MINNESOTA (0.9%)
    9,948    Burnsville Housing RB, Series A (LOC - Associated Bank, N.A.)                      4.22        1/01/2045        9,948
    3,500    Robbinsdale MFH RB, Series 2004C (LOC - La Salle National Bank, N.A.)              4.02        4/01/2029        3,500
             St. Paul Housing and Redevelopment Auth. RB,
    5,150       Series 2001 (LOC - Wells Fargo Bank, N.A.)                                      3.55       10/01/2011        5,150
    3,000       Series 2001 (LOC - Allied Irish Banks plc)                                      3.97        2/01/2026        3,000

             MISSISSIPPI (0.1%)
    1,425    Hospital Equipment and Facilities Auth. RB, Series 2000
               (LOC - AmSouth Bank, N.A.)                                                       4.09        7/01/2015        1,425

             MISSOURI (2.2%)
             Health and Educational Facilities Auth. RB,
    4,500       Series 1998B (LOC - Allied Irish Banks plc)                                     4.01        6/01/2023        4,500
    9,250       Series 2000 (LOC - Commerce Bank, N.A.)                                         4.09        7/01/2025        9,250
    2,360       Series 2003 (LOC - Southwest Bank of St. Louis)                                 4.07        6/01/2023        2,360
    3,950       Series 2004A (LOC - Bank of America, N.A.)                                      4.03        7/01/2029        3,950
    6,600    Jackson County IDA Auth. RB, Series 2005 (LOC - Commerce Bank, N.A.)               4.09        7/01/2025        6,600
    9,195    Kansas City MFH RB, Series 1995 (NBGA)                                             4.03        9/01/2025        9,195
    5,600    St. Charles County IDA MFH RB, Series 2006 (NBGA)                                  4.02        4/15/2027        5,600
    9,170    St. Louis County IDA MFH RB, Series 2006 (NBGA)                                    4.02        4/15/2027        9,170

             MONTANA (0.7%)
   16,000    Richland County Hospital RB, Series 2006 (LOC - Allied Irish Banks plc)            4.02        5/01/2031       16,000

             NEBRASKA (0.1%)
    2,130    Sarpy County PCRB, Series 1995                                                     4.20        7/01/2013        2,130

             NEVADA (1.3%)
    9,910    Clark County School District GO, Series 2005C, PUTTER,
                Series 1159 (LIQ) (INS)(a)                                                      4.03        6/15/2013        9,910
    9,145    Las Vegas Economic Development RB, Series 2005 (LOC - Nevada State Bank)           4.02        4/01/2030        9,145
    3,500    Las Vegas Valley Water District GO, Series 2003A, PUTTER,
                Series 1303 (LIQ) (INS)(a)                                                      4.03        6/01/2011        3,500
    8,125    Systems of Higher Education Univ. RB, Series 2005B, PUTTER,
                Series 1245 (LIQ) (INS)(a)                                                      4.03        1/01/2014        8,125
      820    Washoe County Economic Development RB,
                Series 2000 (LOC - Wells Fargo Bank, N.A.)                                      4.07        7/01/2025          820

             NEW HAMPSHIRE (1.4%)
             Business Finance Auth. RB,
   13,620      Series 2005A (LOC - Banknorth, N.A.)                                             4.00        5/01/2035       13,620
    4,310      Series 2005B (LOC - Banknorth, N.A.)                                             4.00        5/01/2035        4,310

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
JUNE 30, 2006 (UNAUDITED)

PRINCIPAL                                                                                     COUPON            FINAL
   AMOUNT    SECURITY                                                                           RATE         MATURITY        VALUE
----------------------------------------------------------------------------------------------------------------------------------
  $ 4,600    Health and Educational Facilities Auth. RB,
                Series 2006 (LOC - Citizens Bank of New Hampshire)                              4.00%       8/01/2036   $    4,600
   11,085    Higher Educational and Health Facilities RB,
                Series 1996 (LOC - Lloyds TSB Bank plc)                                         4.00        5/01/2026       11,085

             NEW JERSEY (0.7%)
   13,750    Camden County Improvement Auth. RB, Series 2004B (LOC - Commerce Bank, N.A.)       4.07        8/01/2032       13,750
    3,520    Economic Development Auth. RB, Series 2003 (Baptist Home Society)
                (LOC - Valley National Bank)                                                    4.17        3/01/2031        3,520

             NEW MEXICO (0.7%)
   15,265    Albuquerque Educational Facilities RB, Series 2002 (LOC - Bank of America, N.A.)   4.01       10/15/2016       15,265
    2,000    Bernalillo County Tax RB, Series 2005, PUTTER, Series 1118 (LIQ) (INS)(a)          4.01       10/01/2019        2,000

             NEW YORK (0.9%)
             Chautauqua County IDA RB,
      340       Series 2000A (LOC - PNC Bank, N.A.)                                             4.02        8/01/2030          340
    1,000       Series 2001A (LOC - PNC Bank, N.A.)                                             4.02       12/01/2031        1,000
    1,300    Environmental Facilities Corp. RB, Series 2001C, ROC Trust II-R,
                Series 533 (LIQ)(a)                                                             4.01        6/15/2031        1,300
    3,000    New York City GO, Fiscal 2006 Series I, Subseries I-7
                (LOC - Bank of America, N.A.)                                                   3.98        4/01/2036        3,000
      625    New York City IDA Civic Facility RB, Series 2004 (LOC - Allied Irish Banks plc)    3.98       12/01/2036          625
             New York City Municipal Water Finance Auth. RB,
    2,500       Series 2003E, Floater Certificates, Series 2006-1351 (LIQ)(a)                   3.99        6/15/2035        2,500
    1,870       Series 2006A, PUTTER, Series 1263 (LIQ) (INS)(a)                                4.03        6/15/2013        1,870
    5,605    New York Thruway Auth. Second General Highway and Bridge Trust Fund Bonds,
                Series 2005B, PUTTER, Series 1383 (LIQ) (INS)(a)                                4.01        4/01/2025        5,605
    3,425    Oneida County IDA RB, Series 2005 (LOC - Manufacturers & Traders Trust Co.)        4.02        6/01/2030        3,425
      595    Triborough Bridge and Tunnel Auth. RB, Series 2002E, ABN AMRO MuniTOPS
                Certificates Trust, Series 2002-31 (LIQ) (INS)(a)                               4.00       11/15/2010          595

             NORTH CAROLINA (0.2%)
    5,000    Univ. at Chapel Hill General RB, Series 2005A, Floater Certificates,
                Series 2006-1354 (LIQ)(a)                                                       4.01       12/01/2013        5,000

             OHIO (3.9%)
    8,675    Cincinnati School District GO, Series 2003, PUTTER, Series 1177 (LIQ) (INS)(a)     4.03       12/01/2011        8,675
    6,000    Clarke County IDA RB (LOC - Deutsche Bank, A.G.)                                   4.25       12/01/2010        6,000
    1,925    Clermont County Economic Development RB, Series 2002 (LOC - Fifth Third Bank)      4.07        8/01/2022        1,925
   11,505    Cleveland-Cuyahoga County Port Auth. Development RB,
                Series 2005A (LOC - National City Bank)                                         4.02       11/15/2035       11,505
    8,775    Crawford County Hospital Facilities RB, Series 2003 (LOC - Huntington
                National Bank)                                                                  4.10       10/01/2023        8,775
    1,790    Cuyahoga County IDRB (MLO), Series 2000 (LOC - JPMorgan Chase Bank, N.A.)          4.20       11/01/2019        1,790
   10,790    Franklin County Health Care Facilities RB, Series 2005 (LOC - Fifth Third Bank)    4.05        3/01/2027       10,790
             Higher Educational Facility RB,
    9,400       Series 2000A (LOC - Fifth Third Bank)                                           4.05        9/01/2020        9,400
    5,000       Series 2006 (LOC - Huntington National Bank)                                    4.10        6/01/2026        5,000
    2,655       Series 2006A, ROC Trust II-R, Series 6075 (LIQ)(a)                              4.01        5/01/2024        2,655
    3,600    Hilliard IDRB, Series 2003 (LOC - U.S. Bank, N.A.)                                 4.07        8/01/2012        3,600
   14,270    Lorain County Hospital Facilities RB, Series 2001 (LOC - National City Bank, KY)   4.04        5/01/2026       14,270
    2,800    Meigs County IDRB, Series 2003 (LOC - U.S. Bank, N.A.)                             4.07        8/01/2012        2,800
    2,270    Montgomery County Health Care Facilities RB, Series 2002 (LOC - JPMorgan
                Chase Bank, N.A.)                                                               4.05        5/01/2022        2,270
    3,000    Warren County IDRB, Series 2003 (LOC - U.S. Bank, N.A.)                            4.07        8/01/2012        3,000

10

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
JUNE 30, 2006 (UNAUDITED)

PRINCIPAL                                                                                     COUPON            FINAL
   AMOUNT    SECURITY                                                                           RATE         MATURITY        VALUE
----------------------------------------------------------------------------------------------------------------------------------
             OKLAHOMA (4.3%)
  $ 8,000    Capitol Improvement Auth. RB (MLO), Series 2005F, Floater Certificates,
                Series 2006-1389 (LIQ) (INS)(a)                                                 4.01%       7/01/2030   $    8,000
    8,400    Garfield County Industrial Auth. PCRB, Series 1995A                                4.05        1/01/2025        8,400
             Muskogee Industrial Trust PCRB,
   32,400       Series 1995A                                                                    4.13        1/01/2025       32,400
   48,400       Series 1997A                                                                    4.06        6/01/2027       48,400
    3,000    State IDA RB, Series 1998 (LOC - JPMorgan Chase Bank, N.A.)                        4.20        8/01/2018        3,000
    1,820    Tulsa Industrial Auth. RB, Series 1999 (LOC - Wells Fargo Bank, N.A.)              3.97        5/01/2019        1,820

             OREGON (1.1%)
   25,000    Port of Portland Public Grain Elevator RB, Series 1984
                (LOC - Wachovia Bank, N.A.)                                                     4.11       12/01/2014       25,000

             PENNSYLVANIA (2.3%)
    2,700    Allegheny County IDA RB, Series 2002 (LOC - PNC Bank, N.A.)                        4.02        6/01/2022        2,700
    6,000    Allentown Redevelopment Auth. MFH RB, Series 1990 (LOC - Societe Generale)         4.02        7/01/2020        6,000
      500    Chartiers Valley Industrial and Commercial Development Auth. RB, Series 1982       4.10       11/15/2017          500
    3,000    Elizabethtown IDA College RB, Series 2006 (LOC - Fulton Bank)                      4.07        6/15/2029        3,000
    1,500    Higher Educational Facilities Auth. RB, Series 2006 FF2, PUTTER,
                Series 1378 (LIQ) (INS)(a)                                                      4.03        6/15/2014        1,500
    9,550    Horizon Hospital System Auth. Senior Health and Housing Facilities RB,
                Series 2002 (LOC - Manufacturers & Traders Trust Co.)                           4.02        1/01/2033        9,550
    7,400    Lancaster Municipal Auth. RB, Series 2006C (LOC - Fulton Bank)                     4.04        5/01/2036        7,400
   20,975    Schuylkill County IDA RB, Series 2001                                              3.99        4/01/2021       20,975
    3,220    State Public School Building Auth. RB (MLO), Series 2003, PUTTER,
                Series 1257 (LIQ) (INS)(a)                                                      4.03       12/01/2011        3,220

             SOUTH CAROLINA (3.0%)
    9,955    Building Equity Sooner For Tomorrow Installment Purchase RB,
                Series 2005, Floater Certificates, Series 2006-1365 (LIQ) (INS)(a)              4.01       12/01/2020        9,955
   10,500    Economic Development Auth. RB, Series 2002 (LOC - Bank of America, N.A.)           4.05        5/01/2032       10,500
    4,015    Educational Facilities Auth. RB, Series 2005A (LOC - National Bank of
                South Carolina)                                                                 4.02       11/01/2025        4,015
    5,600    Greenville County Industrial RB, Series 1984 (LOC - Wells Fargo Bank, N.A.)        3.97        7/01/2014        5,600
    2,000    Jobs Economic Development Auth. Healthcare Facilities RB, Series 2006A
                (LOC - National Bank of South Carolina)                                         4.02        5/01/2021        2,000
             Jobs Economic Development Auth. Hospital Facilities RB,
    8,150       Series 2005 (LOC - SunTrust Bank)                                               4.05       11/01/2035        8,150
    2,000       Series 2005A (LIQ) (INS)                                                        4.03       10/01/2035        2,000
    4,000       Series 2006 (LOC - National Bank of South Carolina)                             4.02        5/01/2031        4,000
    5,565    Public Service Auth. RB, Series 2003A, PUTTER, Series 1203 (LIQ) (INS)(a)          4.03        7/01/2011        5,565
   14,000    Richland County School District No. 1 GO, Series 2003, ABN AMRO MuniTOPS
                Certificates Trust, Series 2003-29 (LIQ) (INS)(a)                               4.01        3/01/2011       14,000
    5,965    Transportation Infrastructure Bank RB, Series 2003A, PUTTER,
                Series 1283 (LIQ) (INS)(a)                                                      4.03        4/01/2012        5,965

             SOUTH DAKOTA (1.3%)
             Health and Educational Facilities Auth. RB,
   17,570       Series 2000 (LIQ) (INS)                                                         4.02        7/01/2025       17,570
    7,500       Series 2001C (LOC - U.S. Bank, N.A.)                                            4.02       11/01/2019        7,500
    4,920       Series 2004B (LOC - U.S. Bank, N.A.)                                            4.02       11/01/2034        4,920

             TENNESSEE (2.9%)
   22,500    Cookeville Regional Medical Center Auth. RB,
                Series 2006 (LOC - AmSouth Bank, N.A.)                                          4.02        3/01/2036       22,500

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
JUNE 30, 2006 (UNAUDITED)

PRINCIPAL                                                                                     COUPON            FINAL
   AMOUNT    SECURITY                                                                           RATE         MATURITY        VALUE
----------------------------------------------------------------------------------------------------------------------------------
             Jackson Health, Educational and Housing Facility Board RB,
  $ 5,100       Series 2001 (LOC - AmSouth Bank, N.A.)                                          4.09%       9/01/2016   $    5,100
    4,785       Series 2003 (LOC - AmSouth Bank, N.A.)                                          4.09        7/01/2024        4,785
    3,750    Knox County Health and Educational Facilities Board RB,
                Series 2006 (LOC - AmSouth Bank, N.A.)                                          4.09        8/01/2036        3,750
    8,090    Knoxville Wastewater System RB, Series 2005A, PUTTER, Series 1292 (LIQ) (INS)(a)   4.03        4/01/2013        8,090
    4,350    Nashville and Davidson County Health and Educational Facilities RB,
                Series 2000 (LOC - AmSouth Bank, N.A.)                                          4.09        8/01/2020        4,350
             Nashville and Davidson County IDB MFH RB,
    6,710       Series 1989 (LOC - Societe Generale)                                            4.02        9/01/2019        6,710
    9,680       Series 1989 (LOC - Societe Generale)                                            4.02       10/01/2019        9,680
    1,980    Nashville and Davidson County IDB RB, Series 2002 (LOC - AmSouth Bank, N.A.)       4.09        6/01/2022        1,980
    2,300    Williamson County IDB RB, Series 2003 (LOC - SunTrust Bank)                        4.04        4/01/2023        2,300

             TEXAS (8.1%)
    9,410    Austin Higher Education Auth., Inc. RB, Series 2000 (LOC - Wachovia Bank, N.A.)    4.03        4/01/2025        9,410
    4,950    Austin Water and Wastewater System RB, Series 2001A & B, ROC Trust II-R,
                Series 574 (LIQ) (INS)(a)                                                       4.01        5/15/2027        4,950
    2,280    Bell County Health Facilities Development Corp. RB, Series 1998
                (LOC - JPMorgan Chase Bank, N.A.)                                               4.20        5/01/2023        2,280
    8,130    Board of Regents, Univ. System Financing RB, Series 2006, P-FLOATS,
                Series PT-3473 (LIQ) (INS)(a)                                                   4.01        3/15/2026        8,130
   19,995    Brownsville Utilities System Improvement RB, Series 2005, ABN AMRO
                MuniTOPS Certificates Trust, Series 2005-41 (LIQ) (INS)(a)                      4.02        9/01/2013       19,995
    2,690    Cameron Education Corp. RB, Series 2001 (LOC - JPMorgan Chase Bank, N.A.)          4.20        6/01/2031        2,690
    5,415    Collin County Ltd. Tax GO, Series 2005, PUTTER, Series 765 (LIQ)(a)                4.01        2/15/2013        5,415
    9,105    Crawford Education Facilities Corp. RB, Series 2004A (LOC - BNP Paribas)           4.06        5/01/2035        9,105
    3,475    Dallas ISD Unlimited Tax School Building Bonds, Series 2006, ROC Trust II-R,
                Series 6069 (LIQ) (NBGA)(a)                                                     4.01        8/15/2024        3,475
    3,480    El Paso County Hospital District GO, Series 2005, PUTTER,
                Series 1261 (LIQ) (INS)(a)                                                      4.03        8/15/2013        3,480
    2,775    Fort Bend County Unlimited Tax and Subordinate Lien Toll Road RB,
                Series 2004, PUTTER, Series 1326 (LIQ) (INS)(a)                                 4.03        9/01/2012        2,775
    8,590    Galveston County Combination Tax and RB, Series 2003C, ABN AMRO MuniTOPS
                Certificates Trust, Series 2003-25 (LIQ) (INS)(a)                               4.02        2/01/2011        8,590
   20,000    Harris County Health Facilities Development Corp. RB, Series 2006A                 3.60       12/01/2032       20,000
   13,250    Harrison County Health Facilities Development Corp. RB,
                Series 2006 (LOC - AmSouth Bank, N.A.)                                          4.07        4/01/2026       13,250
    5,040    Houston ISD Bond, Series 2005A, Floater Certificates, Series 1231 (LIQ) (NBGA)(a)  4.01        2/15/2032        5,040
    5,920    Houston ISD Limited Tax School Building GO, Series 2005,
                Solar Eclipse Certificates,
                Series 2006-19 (LIQ) (INS)(a)                                                   4.00        2/15/2012        5,920
             Jewett Economic Development Corp. IDRB,
    1,250       Series 2002A                                                                    4.06        7/01/2006        1,250
    5,400       Series 2002B                                                                    4.06        8/01/2009        5,400
   11,530    Lake Travis ISD Unlimited Tax School Building RB, Series 2006, ABN AMRO
                MuniTOPS Certificates Trust, Series 2006-18 (LIQ) (NBGA)(a)                     4.02        2/15/2014       11,530
    2,085    Lower Colorado River Auth. Transmission Contract RB, Series 2004, PUTTER,
                Series 623 (LIQ) (INS)(a)                                                       4.01       11/15/2009        2,085
    7,090    Mabank ISD Unlimited Tax School Building Bonds, Series 2005, ROC Trust II-R,
                Series 9005 (LIQ) (NBGA)(a)                                                     4.01        8/15/2035        7,090
    1,000    McAllen Health Facilities Development Corp. RB, Series 1984 (LOC - Bank of
                America, N.A.)                                                                  4.10       12/01/2024        1,000
    4,010    Midlothian ISD Bonds, Series 2005, Floater Certificates,
                Series 1235 (LIQ) (NBGA)(a)                                                     4.01        2/15/2034        4,010
    1,800    North Central IDA RB, Series 1983                                                  4.25       10/01/2013        1,800
    2,200    Northside ISD Unlimited Tax RB, Series 2005, ROC Trust II-R,
                Series 6071 (LIQ) (NBGA)(a)                                                     4.01        2/15/2025        2,200

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
JUNE 30, 2006 (UNAUDITED)

PRINCIPAL                                                                                     COUPON            FINAL
   AMOUNT    SECURITY                                                                           RATE         MATURITY        VALUE
----------------------------------------------------------------------------------------------------------------------------------
  $ 6,195    Public Finance Auth. GO RB, Series 1997 and 1988B, P-FLOATS,
                Series PZ 108 (LIQ) (INS)(a)                                                    4.04%      10/01/2013   $    6,195
    6,000    San Antonio Water System RB, Eagle Tax-Exempt Trust,
                Series 20060005 (LIQ) (INS)(a)                                                  4.02        5/15/2040        6,000
    2,665    Splendora Higher Education Facilities Corp. RB, Series 2001A (LOC - Wells
                Fargo Bank, N.A.)                                                               3.97       12/01/2026        2,665
    8,620    Tarrant County Housing Finance Corp. MFH RB, Series 1985 (LOC - Compass Bank)      4.02       12/01/2025        8,620
    7,700    Trinity River IDA RB, Series 1997                                                  4.20        1/01/2013        7,700

             UTAH (0.6%)
    2,650    Box Elder County PCRB, Series 2002                                                 4.06        4/01/2028        2,650
    5,600    GO Bonds, Series 2004B, PUTTER, Series 1370 (LIQ)(a)                               4.01        1/01/2010        5,600
    6,562    Jordanelle Special Service District Bonds, Series 2005
                (LOC - Wells Fargo Bank, N.A.)                                                  3.97        9/01/2025        6,562

             VERMONT (1.9%)
             Educational and Health Buildings Financing Agency RB,
    7,560       Series 2002A (LOC - Banknorth, N.A.)                                            4.00        9/01/2031        7,560
    6,800       Series 2004A (Stratton Mountain School and Ski Foundation)
                (LOC - Banknorth, N.A.)                                                         4.12       10/01/2034        6,800
    4,830       Series 2005A (LOC - Banknorth, N.A.)                                            4.00       10/01/2034        4,830
   10,350       Series 2005A (Northwestern Medical Center) (LOC - Banknorth, N.A.)              4.00       10/01/2030       10,350
   15,430       Series 2005A (Porter Hospital) (LOC - Banknorth, N.A.)                          4.00       10/01/2035       15,430

             VIRGINIA (0.3%)
      500    Fairfax County Economic Development Auth. RB, ABN AMRO MuniTOPS
                Certificates Trust, Series 2003-33 (LIQ) (INS)(a)                               4.00        4/01/2011          500
    7,575    Univ. RB, Series 2005, Eagle Tax-Exempt Trust, Series 20060017 (LIQ)(a)            4.02        6/01/2037        7,575

             WASHINGTON (2.3%)
    5,350    Energy NW, Columbia Generating Station Electric RB, Series 2006A, PUTTER,
                Series 1282 (LIQ) (INS)(a)                                                      4.03        1/01/2014        5,350
    8,370    GO Compound Interest Bonds, Series 2000S-5 and 1999S-2, P-FLOAT,
                Series PZ 106 (LIQ) (INS)(a)                                                    4.04        1/01/2020        8,370
    1,550    Housing Finance Commission Nonprofit RB, Series 2005
                (LOC - Wells Fargo Bank, N.A.)                                                  3.97       10/01/2032        1,550
    7,805    King County Limited Tax GO, Series 2005, PUTTER, Series 1184 (LIQ) (INS)(a)        4.03        1/01/2013        7,805
    1,600    Motor Vehicle Fuel Tax GO Bonds, Series 2004C, PUTTER,
                Series 1359 (LIQ) (INS)(a)                                                      4.04        6/01/2017        1,600
    7,425    Snohomish County Public Utility District No. 1 Electric System RB,
                Series 2005, ROC Trust II-R, Series 6055 (LIQ) (INS)(a)                         4.01       12/01/2022        7,425
   10,590    State Higher Education Facilities Auth. RB, Series 2001                            4.05       10/01/2031       10,590
   10,245    Tacoma Limited Tax GO, Series 2004, PUTTER, Series 1220 (LIQ) (INS)(a)             4.03       12/01/2012       10,245
    1,935    Various Purpose GO Bonds, Series 2006A, ROC Trust II-R,
                Series 7022 (LIQ) (INS)(a)                                                      4.01        1/01/2026        1,935

             WEST VIRGINIA (0.6%)
    2,775    Harrison County Commercial Development RB, Series 2004 (LOC - U.S. Bank, N.A.)     4.07       12/01/2012        2,775
    8,630    Marshall County PCRB, Series 1994                                                  4.08        3/01/2026        8,630
    2,200    Ripley Commercial Development RB, Series 2004 (LOC - U.S. Bank, N.A.)              4.07       12/01/2012        2,200

             WISCONSIN (1.7%)
             Health and Educational Facilities Auth. RB,
      965       Series 2001 (LOC - JPMorgan Chase Bank, N.A.)                                   4.20        5/01/2026          965
    9,500       Series 2001B (LOC - Harris Trust & Savings Bank)                                4.00       11/01/2011        9,500
    3,250       Series 2003 (LOC - JPMorgan Chase Bank, N.A.)                                   3.99        7/01/2028        3,250

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
JUNE 30, 2006 (UNAUDITED)

PRINCIPAL                                                                                     COUPON            FINAL
   AMOUNT    SECURITY                                                                           RATE         MATURITY        VALUE
----------------------------------------------------------------------------------------------------------------------------------
  $ 2,410       Series 2005 (LOC - Wells Fargo Bank, N.A.)                                      3.97%      11/01/2025   $    2,410
    5,000       Series 2006B (LOC - M&I Marshall & Ilsley Bank)                                 4.00        1/15/2036        5,000
    8,000    Milwaukee IDRB, Series 1995                                                        4.13        9/01/2015        8,000
    2,845    Milwaukee Redevelopment Auth. RB, Series 2002
                (LOC - JPMorgan Chase Bank, N.A.)                                               3.99        5/01/2025        2,845
    7,250    Sheboygan PCRB, Series 1995                                                        4.13        9/01/2015        7,250

             MULTIPLE STATES (2.1%)
             Akron Various Purpose Improvement GO,
   30,000       ROC Trust II-R, Series 8000 JD (LIQ) (INS)(a)                                   4.07        3/01/2007       30,000
   20,000       ROC Trust II-R, Series 8005 MN (LIQ) (INS)(a)                                   4.07        3/01/2007       20,000
                                                                                                                        ----------
             Total variable-rate demand notes (cost: $2,122,674)                                                         2,122,674
                                                                                                                        ----------
             PUT BONDS (5.8%)

             ALASKA (0.0%)(b)
    1,000    Valdez Marine Terminal RB, Series 1994B                                            3.68        5/01/2031        1,000

             COLORADO (1.3%)
    7,000    Bachelor Gulch Metropolitan District GO, Series 2004 (LOC - Compass Bank)          3.60       12/01/2023        7,000
    4,500    Castlewood GO, Series 2004 (LOC - U.S. Bank, N.A.)                                 3.45       12/01/2034        4,500
    3,000    Central Platte Valley Metropolitan District GO,
                Series 2001B (LOC - BNP Paribas)                                                3.45       12/01/2031        3,000
    2,000    Four Mile Ranch Metropolitan District No. 1 GO, Series 2005
                (LOC - Zions First National Bank)                                               3.50       12/01/2035        2,000
    4,510    Parker Automotive Metropolitan District GO, Series 2005 (LOC - U.S. Bank, N.A.)    3.45       12/01/2034        4,510
    5,915    Triview Metropolitan District GO, Series 2003A (LOC - Compass Bank)                3.38       11/01/2023        5,915
    3,385    Wildgrass Metropolitan District GO, Series 2004 (LOC - Compass Bank)               3.60       12/01/2034        3,385

             FLORIDA (1.6%)
   37,800    Sarasota County Public Hospital RB, Series 1996A                                   3.57       10/01/2028       37,800

             INDIANA (0.5%)
             Ascension Health Facility Financing Auth. RB,
    6,000       Series 2001A-1                                                                  2.74       11/15/2036        6,000
    5,500       Series 2001A-2                                                                  3.62       11/15/2036        5,500

             MINNESOTA (0.5%)
   11,210    Minneapolis Society of Fine Arts Revenue Notes, Series 2003                        3.58       10/14/2015       11,210

             MISSISSIPPI (0.4%)
    9,245    Claiborne County PCRB, Series 1985G-1 (NBGA)                                       3.57       12/01/2015        9,245

             MONTANA (1.0%)
             Board of Investments Municipal Finance Consolidation Act Bonds,
    9,605       Series 1997 (NBGA)                                                              3.65        3/01/2017        9,605
    7,200       Series 1998 (NBGA)                                                              3.65        3/01/2018        7,200
    6,515       Series 2003 (NBGA)                                                              3.65        3/01/2028        6,515

             NEW YORK (0.5%)
   13,300    Environmental Quality 1986 GO, Series 1998G (LOC - WestLB AG)                      2.95       11/30/2018       13,300
                                                                                                                        ----------
             Total put bonds (cost: $137,685)                                                                              137,685
                                                                                                                        ----------

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
JUNE 30, 2006 (UNAUDITED)

PRINCIPAL                                                                                     COUPON            FINAL
   AMOUNT    SECURITY                                                                           RATE         MATURITY        VALUE
----------------------------------------------------------------------------------------------------------------------------------
             FIXED-RATE INSTRUMENTS (3.1%)

             MINNESOTA (0.7%)
  $ 4,640    Brooklyn Center ISD No. 286 GOAA, Series 2005A (NBGA)                              3.75%       8/25/2006   $    4,646
    3,820    Elk River ISD No. 728 GOAA, Series 2005A (NBGA)                                    3.25        9/29/2006        3,822
    2,200    Glencoe-Silver Lake ISD No. 2859 GOAA, Series 2005A (NBGA)                         3.75        8/28/2006        2,203
    1,300    Kimball ISD No. 739 GOAA, Series 2005 (NBGA)                                       4.00        9/29/2006        1,303
    2,500    Litchfield ISD No. 465 GOAA, Series 2005 (NBGA)                                    4.00        9/29/2006        2,506
    2,850    South St. Paul Special School District No. 6 GOAA, Series 2005B (NBGA)             4.00        9/25/2006        2,857

             TENNESSEE (0.1%)
    2,025    Rutherford County School and Public Improvement GO, Series 2006                    5.00        6/01/2007        2,048

             TEXAS (2.3%)
   10,000    Houston Combined Utility System CP, Series A                                       3.75       10/19/2006       10,000
   43,250    TRAN, Series 2005                                                                  4.50        8/31/2006       43,357
                                                                                                                        ----------
             Total fixed-rate instruments (cost: $72,742)                                                                   72,742
                                                                                                                        ----------

             TOTAL INVESTMENTS (COST: $2,333,101)                                                                       $2,333,101
                                                                                                                        ==========

                                                                              15
 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA TAX EXEMPT MONEY MARKET FUND
JUNE 30, 2006 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company incorporated under the laws of Maryland consisting of 10 separate funds. Effective after the close of business on July 31, 2006, the USAA Tax Exempt Money Market Fund (the Fund) was reorganized into a newly established corresponding series of USAA Mutual Funds Trust, which is an existing Delaware statutory trust that was formerly known as USAA State Tax-Free Trust. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

         A. The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

             1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

             2. Securities for which valuations are not readily available or are considered unreliable are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value approved by the Company's Board of Directors.

         B. As of June 30, 2006, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments.

         C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $2,360,727,000 at June 30, 2006, and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Company's Board of Directors, unless otherwise noted as illiquid.

         (b) Represents less than 0.1% of net assets.

16

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

               DIRECTORS      Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Richard A. Zucker

          ADMINISTRATOR,      USAA Investment Management Company
     INVESTMENT ADVISER,      P.O. Box 659453
            UNDERWRITER,      San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT      USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

               CUSTODIAN      State Street Bank and Trust Company
          AND ACCOUNTING      P.O. Box 1713
                   AGENT      Boston, Massachusetts 02105

             INDEPENDENT      Ernst & Young LLP
       REGISTERED PUBLIC      100 West Houston St., Suite 1800
         ACCOUNTING FIRM      San Antonio, Texas 78205

               TELEPHONE      Call toll free - Central time
        ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.

          FOR ADDITIONAL      (800) 531-8181
       INFORMATION ABOUT      For account servicing, exchanges,
            MUTUAL FUNDS      or redemptions (800) 531-8448

         RECORDED MUTUAL      24-hour service (from any phone)
       FUND PRICE QUOTES      (800) 531-8066

       USAA SELF-SERVICE      For account balance, last transaction, fund
        TELEPHONE SYSTEM      prices, or to exchange or redeem fund shares
                              (800) 531-8777

        INTERNET ACCESS       USAA.COM

                                                        [LOGO OF RECYCLED PAPER]
                                                                        Recycled
                                                                           Paper

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

48499-0806                                   (C)2006, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Tax Exempt Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In July 2005, disclosure controls and procedures were established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements. None of these changes are relevant to this Form N-Q.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA TAX EXEMPT FUND, INC.

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    08-17-2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    08-21-2006
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    08-21-2006
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.